Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.91%
New York–93.99%
Albany (County of), NY Industrial Development Agency (Sage Colleges);
Series 1999 A, RB	5.30%	04/01/2029	$ 3,555	$ 3,356,631
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	500	505,440
Series 2011 A, RB	5.63%	07/01/2031	500	505,000
Series 2011 A, RB	5.88%	07/01/2041	1,000	1,009,410
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	226,248
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	221,638
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2024	570	618,262
Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility);
Series 2002, RB(a)(b)	6.75%	11/01/2032	8,755	88
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	245,534
Series 2020 B, RB	4.00%	11/01/2055	1,250	1,291,162
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,399,480
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.);
Series 2011, RB(c)(d)	5.38%	04/01/2021	270	274,679
Series 2011, RB(c)(d)	6.00%	04/01/2021	130	132,521
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	5.00%	06/01/2035	160	177,830
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.00%	04/01/2022	365	369,073
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,604,832
Series 2018, Ref. RB(e)	5.00%	10/01/2038	1,200	1,211,532
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	450	514,669
Build NYC Resource Corp. (Consortium for Worker Education, Inc.);
Series 2020, RB(e)	5.00%	12/01/2049	1,360	1,426,273
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	200,940
Series 2017, Ref. RB	5.00%	08/01/2036	290	339,193
Series 2017, Ref. RB	5.00%	08/01/2047	600	687,690
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	190	203,532
Series 2019, RB(e)	5.75%	02/01/2049	230	244,952
Build NYC Resource Corp. (New York Law School);
Series 2016, Ref. RB	5.00%	07/01/2041	650	695,623
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	710	703,567
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,430,355
Series 2013 A-1, RB	5.75%	07/01/2033	790	762,555
Bushnell’s Basin Fire Association, Inc.;
Series 2005 B, RB	5.75%	11/01/2030	225	219,845
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	$ 25	$ 25,432
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,502
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,485
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,474
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,540
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,524
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,514
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,589
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,588
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,657
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,653
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,717
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,712
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,773
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,760
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,814
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	106,494
Series 2014, RB	5.00%	05/01/2039	100	105,665
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2021	15	15,335
Series 2006, GO Bonds	5.50%	06/15/2022	15	15,299
Series 2006, GO Bonds	5.50%	06/15/2023	15	15,290
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,291
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,372
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,354
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,342
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,328
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,401
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,398
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,399
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,395
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,460
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,460
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,456
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,529
Dutchess County Local Development Corp. (Anderson Center Services, Inc.);
Series 2010, RB	6.00%	10/01/2030	405	405,684
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	13,785,512
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	132,784
Dutchess County Local Development Corp. (Nuvance Health);
Series 2019 B, Ref. RB	4.00%	07/01/2049	300	329,475
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	195,886
Series 2017, Ref. RB	5.00%	07/01/2036	160	194,957
Series 2017, Ref. RB	5.00%	07/01/2037	235	285,671
Series 2017, Ref. RB	5.00%	07/01/2042	500	600,910
Erie County Industrial Development Agency (The) (School District Buffalo);
Series 2011 A, RB	5.25%	05/01/2030	265	270,321
Series 2011 A, RB	5.25%	05/01/2031	225	229,507
Series 2011 A, RB	5.25%	05/01/2032	135	137,699
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,061
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,004,200
Series 2005 D, RB(f)	0.00%	06/01/2055	74,000	5,894,840
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement);
Series 2016 B, RB(f)	0.00%	01/01/2045	18,750	6,240,750
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Glen Cove Local Economic Assistance Corp. (Tiegerman School);
Series 2018 A, RB(e)	5.50%	07/01/2044	$ 965	$ 938,810
Guilderland (Town of), NY Industrial Development Agency;
Series 2017 A, RB(b)(e)	5.88%	01/01/2052	5,000	3,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School);
Series 2019, Ref. RB(e)	6.80%	12/01/2044	1,640	1,887,132
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	330,420
Series 2014, RB	5.00%	07/01/2034	300	326,625
Series 2014, RB	5.00%	07/01/2039	250	270,138
Series 2014, RB	5.00%	07/01/2044	200	214,702
Series 2017, Ref. RB	5.00%	07/01/2029	100	117,079
Series 2017, Ref. RB	5.00%	07/01/2030	80	93,175
Series 2017, Ref. RB	5.00%	07/01/2031	75	86,972
Series 2017, Ref. RB	5.00%	07/01/2032	135	155,845
Series 2017, Ref. RB	5.00%	07/01/2035	135	154,706
Series 2017, Ref. RB	5.00%	07/01/2036	110	125,938
Series 2017, Ref. RB	5.00%	07/01/2038	80	91,087
Hudson Yards Infrastructure Corp.;
Series 2017 A, RB(g)	5.00%	02/15/2042	25,765	30,571,203
Series 2017 A, Ref. RB(g)	5.00%	02/15/2045	5,000	5,899,850
Huntington Local Development Corp.;
Series 2016, RB(e)	6.50%	12/01/2046	2,220	2,113,040
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,360,830
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,383,572
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,511,750
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	3,032,775
Series 2016, Ref. RB	5.00%	09/01/2041	1,680	2,015,261
Series 2017, RB	5.00%	09/01/2042	4,000	4,896,080
Series 2018, RB	5.00%	09/01/2034	5,000	6,405,100
Series 2018, RB	5.00%	09/01/2039	1,000	1,261,600
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2032	350	365,145
Series 2012 H, RB(c)(d)	5.00%	11/15/2022	215	234,969
Series 2012 H, RB	5.00%	11/15/2033	185	192,842
Series 2014 B, RB	5.25%	11/15/2039	900	970,641
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,133,620
Series 2016 B, Ref. RB	5.00%	11/15/2037	10,000	11,065,500
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,229,780
Series 2016, Ref. RB	5.00%	11/15/2035	2,000	2,216,540
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	15,475	17,115,814
Series 2017, RB	5.25%	11/15/2057	10,000	11,921,800
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	2,880,469
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(h)	5.00%	01/15/2028	350	392,613
Series 2014, Ref. RB (INS - AGM)(h)	5.00%	01/15/2029	500	559,155
Series 2014, Ref. RB (INS - AGM)(h)	5.00%	01/15/2038	150	164,729
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(c)(d)	5.00%	10/01/2021	150	155,907
Series 2011, RB(c)(d)	5.25%	10/01/2021	75	78,110
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,543,829
Series 2017, RB	5.00%	12/01/2036	1,400	1,631,070
Series 2017, RB	5.00%	12/01/2046	3,200	3,684,128
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	4.00%	12/01/2046	1,000	1,118,250
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2050	$ 3,000	$ 3,117,060
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	150	152,889
Series 2011, RB	6.00%	06/01/2034	250	254,553
Series 2014 A, RB	5.00%	06/01/2029	100	109,910
Series 2014 A, RB	5.50%	06/01/2034	180	198,954
Series 2014 A, RB	5.00%	06/01/2044	285	307,102
Monroe County Industrial Development Corp. (University of Rochester);
Series 2020 A, RB	4.00%	07/01/2050	5,200	6,059,976
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	1,080	1,006,636
Series 2020 A-2, RB	5.40%	07/01/2050	6,865	6,179,118
Series 2020 B, Ref. RB	5.38%	07/01/2025	385	378,863
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,035,790
Series 2016 A, RB	5.00%	11/15/2056	17,000	18,458,430
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(h)	5.00%	07/01/2040	1,060	1,319,838
Series 2018 B, GO Bonds (INS - AGM)(h)	5.00%	07/01/2045	1,490	1,833,490
Series 2018 B, GO Bonds (INS - AGM)(h)	5.00%	07/01/2049	2,235	2,738,076
Nassau (County of), NY Industrial Development Agency;
Series 2003 A-C, RB	7.00%	09/01/2028	1,110	1,100,809
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 11/14/2014; Cost $1,645)(i)	6.50%	01/01/2032	135	81,000
Series 2014 A, RB (Acquired 11/19/2014-10/16/2018; Cost $3,198,382)(i)	6.70%	01/01/2049	3,307	1,984,500
Series 2014 C, RB (Acquired 11/18/2014-11/26/2014; Cost $0)(b)(i)	2.00%	01/01/2049	1,221	122,056
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.);
Series 2018 A2, Ref. RB	5.20%	12/01/2037	290	263,764
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital);
Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,108,080
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	3,240	3,283,967
Series 2006 D, RB(f)	0.00%	06/01/2060	60,000	2,740,800
New Rochelle (City of), NY (70 Nardozzi/City DPW);
Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,796,580
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	384,696
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	618,257
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	491,706
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	216,384
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	241,720
New York & New Jersey (States of) Port Authority;
Series 2011, RB	5.25%	07/15/2036	5,000	5,027,150
Series 2016, Ref. RB	5.00%	11/15/2041	9,475	11,326,699
Series 2017, Ref. RB	5.00%	10/15/2047	6,000	7,146,420
Series 2019 217, RB	4.00%	11/01/2049	10,240	11,827,917
Two Hundred Fifth Series 2017, Ref. RB(g)	5.25%	11/15/2057	11,300	13,710,403
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.50%	12/01/2028	2,300	2,314,927
New York (City of), NY;
Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,203
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,065
Series 2016 CC1, Ref. RB	5.00%	06/15/2038	6,065	7,438,783
Series 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,787,650
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,236,600
Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	1,148,255
Series 2020, GG-1, RB	4.00%	06/15/2050	1,500	1,775,610
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2009, RB (INS - AGC)(h)	6.50%	01/01/2046	2,000	2,009,720
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	$ 1,300	$ 1,482,169
Series 2020, Ref. RB (INS - AGM)(h)	4.00%	03/01/2045	800	934,848
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,236,280
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB(g)	5.00%	05/01/2040	9,340	11,586,363
Series 2011 S-1, RB	5.25%	07/15/2037	5,500	5,660,985
Series 2020 D, RB	4.00%	11/01/2042	10,000	11,886,600
Series 2020, RB	4.00%	05/01/2043	10,000	11,872,100
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society);
Series 2013 A, RB(c)(d)	5.00%	08/01/2023	1,000	1,126,030
New York (County of), NY Tobacco Trust V;
Series 2005 S-3, RB(f)	0.00%	06/01/2055	84,200	5,172,406
New York (County of), NY Tobacco Trust VI;
Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,535,172
New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	1,550	1,535,879
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(e)	5.35%	12/01/2035	5,985	5,710,648
Series 2015 B1, Ref. RB(e)	6.18%	12/01/2031	1,905	1,837,696
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	150	161,207
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	70	75,230
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	70	75,230
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	150	161,207
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,304,250
Series 2012 B, RB	5.00%	07/01/2032	125	131,696
Series 2012 B, RB	4.75%	07/01/2039	300	313,020
New York (State of) Dormitory Authority (Cornell University) (Green Bonds);
Series 2019, RB	5.00%	07/01/2035	2,255	3,396,526
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, RB	5.00%	07/01/2034	50	51,651
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(h)	5.25%	07/01/2027	6,425	7,376,285
Series 2007, RB (INS - NATL)(h)	5.25%	07/01/2028	3,765	4,362,505
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	113,581
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	897,506
Series 2020, RB	4.00%	07/01/2046	2,000	2,281,620
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB	5.00%	07/01/2032	250	260,513
New York (State of) Dormitory Authority (Long Island University);
Series 2012, RB	5.00%	09/01/2025	3,200	3,377,824
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	415	495,244
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	571,397
Series 2020 A, Ref. RB	4.00%	09/01/2050	700	766,234
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,517,891
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,281,795
Series 2016, Ref. RB	5.00%	07/01/2035	5,000	6,068,600
Series 2019 A, RB	5.00%	07/01/2042	740	931,468
Series 2019 A, RB	5.00%	07/01/2049	4,460	5,550,336
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009, RB	5.00%	05/01/2039	1,000	1,046,280
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB	5.00%	07/01/2028	645	735,461
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2029	$ 600	$ 720,816
Series 2017, Ref. RB(e)	5.00%	12/01/2030	400	477,984
Series 2017, Ref. RB(e)	5.00%	12/01/2032	300	354,150
Series 2017, Ref. RB(e)	5.00%	12/01/2033	300	352,476
Series 2017, Ref. RB(e)	5.00%	12/01/2035	300	349,941
Series 2017, Ref. RB(e)	5.00%	12/01/2036	200	232,282
Series 2017, Ref. RB(e)	5.00%	12/01/2037	200	231,414
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.);
Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	325	330,268
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2046	500	571,985
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	830	958,418
Series 2019 A, RB	5.00%	07/01/2049	800	991,288
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,688,083
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds);
Series 2019 B, RB	5.00%	07/01/2050	1,800	2,284,470
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	200	214,942
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	50	53,736
Series 2012, RB(c)(d)	5.00%	07/01/2022	5	5,378
Series 2012, RB	5.00%	07/01/2030	1,015	1,073,231
Series 2015 A, Ref. RB	5.00%	07/01/2034	100	113,923
New York (State of) Dormitory Authority (State University Dormitory Facilities);
Series 2015 B, Ref. RB	5.00%	07/01/2030	1,350	1,569,996
Series 2015 B, Ref. RB	5.00%	07/01/2032	1,400	1,618,022
Series 2015 B, Ref. RB	5.00%	07/01/2033	1,750	2,017,487
Series 2015 B, Ref. RB	5.00%	07/01/2040	1,750	1,996,662
New York (State of) Dormitory Authority (State University Educational Facilities);
Series 2012, RB	5.00%	05/15/2030	1,000	1,061,970
New York (State of) Dormitory Authority (State University of New York);
Series 2019 A, RB	4.00%	07/01/2049	850	968,405
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	1,000	1,020,230
Series 2015 A, Ref. RB	5.00%	07/01/2040	400	448,752
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,148,609
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,209,067
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,456,091
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	678,407
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	3,030	2,666,551
Series 2017 A2, RB(e)	5.38%	09/01/2050	4,800	4,422,432
Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(e)(i)	5.38%	10/01/2042	1,425	1,336,807
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	4,330	4,332,814
Series 2011 A, RB	5.00%	11/01/2031	1,110	1,122,809
New York (State of) Power Authority;
Series 2002 A, Ref. RB	4.00%	11/15/2055	3,300	3,870,999
New York (State of) State Dormitory Authority;
Series 2016 A, RB	5.00%	02/15/2041	5,000	5,994,900
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	235,577
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	420,240
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	474,586
Series 2019 B, RB	4.00%	01/01/2045	10,000	11,416,600
Series 2019 B, RB	4.00%	01/01/2050	12,000	13,613,040
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	$ 95	$ 89,385
Series 2005 E-2, RB	6.13%	11/01/2035	275	236,272
New York City (City of), NY Industrial Development Agency (The Child School);
Series 2003, RB	7.55%	06/01/2033	3,725	3,779,646
New York City (City of), NY Industrial Development Agency (United Jewish Appeal);
Series 2004, RB	5.00%	07/01/2034	4,600	4,830,966
New York City (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(h)(k)	2.15%	03/01/2022	1,200	1,206,180
New York City (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,634,256
Series 2016 E-1, RB	5.00%	02/01/2040	2,387	2,828,118
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,157,765
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,831,899
Series 2019 S1B, RB	4.00%	07/15/2041	5,800	6,763,032
Series 2019 S1B, RB	4.00%	07/15/2042	5,620	6,533,756
Series 2020 C-1, RB	4.00%	05/01/2038	600	724,086
Series 2020 C-1, RB	4.00%	05/01/2039	520	625,362
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	375,246
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	386,286
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	509,888
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	381,459
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,288,914
New York City Health & Hospitals Corp.;
Series 2010 A, RB	5.00%	02/15/2030	5,000	5,015,150
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	5	5,018
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	300	364,755
Series 2020 C-1, RB	4.00%	05/01/2037	550	666,330
Series 2020 C-1, RB	4.00%	05/01/2040	235	281,680
Series 2020 C-1, RB	4.00%	05/01/2045	3,375	3,984,120
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,315	1,316,026
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,670	1,676,763
Series 2001, RB	5.75%	06/01/2043	15	15,021
New York Counties Tobacco Trust III;
Series 2003, RB	6.00%	06/01/2043	190	190,361
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	850	862,835
New York Counties Tobacco Trust V;
Series 2005 S4B, RB(f)	0.00%	06/01/2060	155,400	5,177,928
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	14,260	15,388,109
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,605	2,897,620
Series 2016 A2, Ref. RB	5.00%	06/01/2051	1,125	1,173,251
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	14,875	15,419,127
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	2,000	2,078,000
Series 2011, Ref. RB	5.75%	11/15/2051	10,000	10,463,900
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	22,509,361
Series 2007, RB	5.50%	10/01/2037	5,025	7,610,312
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2050	3,750	4,430,850
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Dormitory Authority;
Series 2016 A, Ref. RB	5.00%	07/01/2036	$ 1,000	$ 1,183,700
Series 2019 A, RB	4.00%	07/01/2045	1,400	1,628,074
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	4,000	4,714,960
Series 2020 A, RB	4.00%	03/15/2049	5,000	5,858,600
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(c)(d)	5.00%	05/01/2022	100	105,951
Series 2012 A, RB(c)(d)	5.00%	05/01/2022	150	158,927
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(h)	4.00%	12/01/2038	180	209,306
Series 2019, Ref. RB (INS - AGM)(h)	4.00%	12/01/2049	580	658,915
Onondaga (County of), NY Industrial Development Agency (Salina Free Library);
Series 2002 A, RB	5.50%	12/01/2022	55	55,206
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	314,356
Series 2017, Ref. RB	5.00%	05/01/2034	200	223,670
Series 2017, Ref. RB	5.00%	05/01/2037	250	277,430
Series 2017, Ref. RB	5.00%	05/01/2040	150	165,357
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2011, RB(c)(d)	5.00%	12/01/2021	2,250	2,358,472
Series 2019, Ref. RB	4.00%	12/01/2041	900	1,063,035
Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,363,819
Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,368,309
Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,745,610
Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,944,206
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,074,448
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,298,592
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.);
Series 2011, RB(c)(d)	5.25%	12/01/2021	535	561,568
Orange County Funding Corp.;
Series 2013, RB	6.50%	01/01/2046	750	753,847
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,305	1,317,554
Series 2001, RB	5.75%	08/15/2043	3,160	3,190,399
Schenectady Metroplex Development Authority;
Series 2014 A, RB (INS - AGM)(h)	5.50%	08/01/2033	1,000	1,132,820
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	100	102,856
Series 2012 A, RB	5.00%	09/01/2041	240	246,691
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	241,263
Series 2012, RB	5.00%	07/01/2031	230	246,300
Series 2012, RB	5.00%	07/01/2032	815	871,382
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(a)(b)	6.70%	12/01/2020	110	1
Suffolk County Economic Development Corp.;
Series 2010 A, RB	7.38%	12/01/2040	265	268,980
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.);
Series 2010, Ref. RB(c)(d)	6.00%	12/01/2020	1,000	1,000,000
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 B, RB	6.00%	06/01/2048	1,390	1,391,918
Series 2008 B-1, RB	5.38%	06/01/2028	1,075	1,075,226
Series 2008 D, RB(f)	0.00%	06/01/2048	15,750	1,676,115
Series 2012 B, RB	5.00%	06/01/2032	750	775,815
Series 2012 B, RB	5.25%	06/01/2037	700	725,704
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(e)	5.35%	11/01/2049	$ 8,220	$ 8,442,762
Series 2016 B2, RB(e)	5.35%	11/01/2049	1,175	1,206,842
Series 2016 C2, RB(e)	5.35%	11/01/2049	1,160	1,191,436
Series 2016 D2, RB(e)	5.35%	11/01/2049	760	780,596
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(l)	5.00%	07/01/2032	330	181,500
Series 2013 A, RB(l)	5.00%	07/01/2038	2,785	1,531,750
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	434,040
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	330,534
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,456,283
Series 2017 A, RB	5.00%	11/15/2038	300	366,180
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,202,120
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,084,055
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,111,545
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	709,228
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	3,057,700
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,319,140
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB	4.00%	11/15/2042	3,500	4,113,725
Series 2019 C, RB	4.00%	11/15/2043	3,500	4,104,870
Series 2020 A, RB	4.00%	11/15/2054	2,900	3,385,866
Series 2020 A, RB	5.00%	11/15/2054	700	894,222
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,428,000
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,991,144
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,976,950
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,574,260
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,561,990
Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	10,679,058
Series 2017, RB	5.00%	12/15/2040	15,000	18,863,250
Westchester County Healthcare Corp.;
Series 2000 A, RB(c)(d)	5.00%	11/01/2021	7,410	7,733,891
Series 2010 B, RB	6.13%	11/01/2037	325	326,411
Series 2014 A, RB	5.00%	11/01/2044	2,356	2,565,494
Westchester County Local Development Corp. (Wartburg Senior Housing);
Series 2015 A, Ref. RB(e)	5.00%	06/01/2030	500	491,845
Westchester Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,154,250
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,714,545
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,378,177
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	471,752
Series 2019 A, RB	5.00%	10/15/2049	640	704,429
				820,224,646
Puerto Rico–8.75%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		340	342,166
Series 2002, RB	5.50%	05/15/2039		3,455	3,545,417
Series 2002, RB	5.63%	05/15/2043		9,700	9,751,410
Series 2005 A, RB(f)	0.00%	05/15/2050		6,300	958,041
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds (INS - AGC)(h)	5.00%	07/01/2024	$ 75	$ 76,660
Series 2008 A, GO Bonds(b)	5.13%	07/01/2028	3,120	2,230,800
Series 2008 A, GO Bonds(b)	5.38%	07/01/2033	2,500	1,812,500
Series 2011 C, Ref. GO Bonds(b)	5.75%	07/01/2036	8,000	5,170,000
Series 2011 E, Ref. GO Bonds(b)	5.63%	07/01/2033	1,500	1,038,750
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	5,880	6,357,750
Series 2008 A, RB	6.00%	07/01/2038	6,280	6,374,200
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(h)	5.00%	07/01/2027	1,000	1,000,330
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(b)	5.00%	07/01/2038	5	2,112
Series 2003 AA-2, Ref. RB(b)	5.30%	07/02/2035	1,000	880,000
Series 2003, RB(b)	5.00%	07/03/2028	355	39,937
Series 2005 K, RB(b)	5.00%	07/01/2030	7,405	3,128,612
Series 2007 CC, Ref. RB(b)	5.50%	07/01/2030	2,150	1,892,000
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	280	280,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	1,100	1,059,300
Series 2012, Ref. RB	5.13%	04/01/2032	130	128,573
Series 2012, Ref. RB	5.38%	04/01/2042	190	186,987
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	104,109
Series 2012, Ref. RB	5.00%	10/01/2042	150	135,375
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(h)(l)	5.50%	07/01/2024	725	588,156
Series 2005 A, RB (INS - FGIC)(b)(f)(h)	0.00%	07/01/2030	4,600	1,991,570
Series 2005 B, RB(b)	5.00%	07/01/2041	4,000	509,200
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus);
Series 2007 A, RB(b)	6.50%	10/01/2037	2,500	1,006,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2009 Q, RB(b)	5.63%	07/01/2039	4,795	3,937,894
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 I, RB(b)	5.25%	07/02/2029	810	661,162
Series 2009 P, Ref. RB(b)	6.75%	07/01/2036	3,500	2,944,375
Series 2011 S, RB(b)	6.00%	07/01/2041	235	190,350
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(b)	5.50%	08/01/2031	4,055	49,065
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	509,262
Series 2018 A-1, RB	4.55%	07/01/2040	199	215,642
Series 2018 A-1, RB(f)	0.00%	07/01/2046	12,897	3,871,164
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,580,756
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,818,561
Series 2019 A-2, RB	4.54%	07/01/2053	71	76,133
Series 2019 A-2, RB	4.78%	07/01/2058	953	1,037,474
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	980,000
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,910,000
				76,372,043
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.12%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(h)	5.00%	10/01/2023		$ 210	$ 227,317
Series 2012 A, Ref. RB (INS - AGM)(h)	5.00%	10/01/2024		260	281,494
Series 2012 A, Ref. RB (INS - AGM)(h)	5.00%	10/01/2030		470	506,909
					1,015,720
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of);
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		475	464,118
					464,118
Total Municipal Obligations (Cost $885,152,450)					898,076,527
			Shares
Common Stocks & Other Equity Interests–0.96%
New York–0.96%
CMS Liquidating Trust; (Cost $9,920,000)(a)(m)				3,100	8,370,000
TOTAL INVESTMENTS IN SECURITIES(n)–103.87% (Cost $895,072,450)					906,446,527
FLOATING RATE NOTE OBLIGATIONS–(3.90)%
Notes with interest and fee rates ranging from 0.67% to 0.69% at 11/30/2020 and contractual maturities of collateral ranging from 05/01/2040 to 11/15/2057(o)					(34,070,000)
BORROWINGS–(1.08)%					(9,450,000)
OTHER ASSETS LESS LIABILITIES–1.11%					9,771,093
NET ASSETS–100.00%					$872,697,620
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $31,356,722, which represented 3.59% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $59,536,955, which represented 6.82% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Restricted security. The aggregate value of these securities at period end was $3,524,363, which represented less than 1% of the Fund’s Net Assets.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $61,767,819 are held by TOB Trusts and serve as collateral for the $34,070,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$898,076,438	$89	$898,076,527
Common Stocks & Other Equity Interests	—	—	8,370,000	8,370,000
Total Investments in Securities	—	898,076,438	8,370,089	906,446,527
Other Investments - Assets
Investments Matured	—	354,050	0	354,050
Total Investments	$—	$898,430,488	$8,370,089	$906,800,577
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Rochester® AMT-Free New York Municipal Fund